Document and Entity Information	12 Months Ended
Mar. 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Oct 31, 2011
Registrant Name	HARBOR FUNDS
Central Index Key	0000793769
Amendment Flag	false
Document Creation Date	May 23, 2012
Document Effective Date	May 23, 2012
Prospectus Date	Mar 1, 2012

Harbor Domestic Equity Funds Supplement to Prospectus dated March 1, 2012

The following replaces the information under the heading "Principal Investment Strategy" beginning on page 10 of the Prospectus:

Principal Style Characteristics: Large cap value stocks

The Fund invests primarily in equity securities, principally common and preferred stocks, of companies with market capitalizations that fall within the range of the Russell 1000® Value Index. As of December 31, 2011, the range of the Index was $36 million to $417.5 billion, but it is expected to change frequently.

The Subadviser employs a fundamental, bottom-up research driven approach to identify companies for investment by the Fund. The Subadviser focuses on those companies that it believes have higher quality businesses that are undervalued by the market relative to what the Subadviser believes to be their fair value. The Subadviser also looks for one or more catalysts that may help the company realize that fair value.

The Subadviser seeks to identify higher quality companies by focusing on the following attributes:

■	Attractive business fundamentals
■	Financially strong
■	Experienced, motivated company management
■	Exhibit high and/or consistently improving market position, return on invested capital and operating margins

The Subadviser assesses the attractiveness of the valuation of those higher quality companies by analyzing a variety of valuation metrics, such as cash flow return on enterprise value, price-to-earnings, sales and free cash flow ratios, and break-up values, among others. The Subadviser then looks for potential catalysts for the company's business that could help unlock what the Subadviser believes is the company's true value, including:

■	Productive use of strong free cash flow
■	Restructuring and/or productivity gains
■	Change in management or control
■	Innovative, competitively superior products
■	Accretive acquisitions or divestitures

The Subadviser may sell a holding if the value potential is realized, if warning signals emerge of fundamental deterioration, or if the valuation is no longer compelling relative to other investment opportunities.

Under normal market conditions, the Fund expects to invest in approximately 35 to 45 companies, with at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of large cap equity securities. The Fund's 80% investment policy can be changed by the Fund upon 60 days' advance notice to shareholders. The Fund may invest up to 20% of its total assets in the securities of foreign issuers, including issuers located or doing business in emerging markets.

Investors Should Retain This Supplement For Future Reference

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HARBOR FUNDS
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Supplement Text Block	hf_SupplementTextBlock

Harbor Domestic Equity Funds Supplement to Prospectus dated March 1, 2012

The following replaces the information under the heading "Principal Investment Strategy" beginning on page 10 of the Prospectus:

Principal Style Characteristics: Large cap value stocks

The Fund invests primarily in equity securities, principally common and preferred stocks, of companies with market capitalizations that fall within the range of the Russell 1000® Value Index. As of December 31, 2011, the range of the Index was $36 million to $417.5 billion, but it is expected to change frequently.

The Subadviser employs a fundamental, bottom-up research driven approach to identify companies for investment by the Fund. The Subadviser focuses on those companies that it believes have higher quality businesses that are undervalued by the market relative to what the Subadviser believes to be their fair value. The Subadviser also looks for one or more catalysts that may help the company realize that fair value.

The Subadviser seeks to identify higher quality companies by focusing on the following attributes:

■	Attractive business fundamentals
■	Financially strong
■	Experienced, motivated company management
■	Exhibit high and/or consistently improving market position, return on invested capital and operating margins

The Subadviser assesses the attractiveness of the valuation of those higher quality companies by analyzing a variety of valuation metrics, such as cash flow return on enterprise value, price-to-earnings, sales and free cash flow ratios, and break-up values, among others. The Subadviser then looks for potential catalysts for the company's business that could help unlock what the Subadviser believes is the company's true value, including:

■	Productive use of strong free cash flow
■	Restructuring and/or productivity gains
■	Change in management or control
■	Innovative, competitively superior products
■	Accretive acquisitions or divestitures

The Subadviser may sell a holding if the value potential is realized, if warning signals emerge of fundamental deterioration, or if the valuation is no longer compelling relative to other investment opportunities.

Under normal market conditions, the Fund expects to invest in approximately 35 to 45 companies, with at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of large cap equity securities. The Fund's 80% investment policy can be changed by the Fund upon 60 days' advance notice to shareholders. The Fund may invest up to 20% of its total assets in the securities of foreign issuers, including issuers located or doing business in emerging markets.

Investors Should Retain This Supplement For Future Reference

Harbor Large Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	hf_SupplementTextBlock

Harbor Domestic Equity Funds Supplement to Prospectus dated March 1, 2012

The following replaces the information under the heading "Principal Investment Strategy" beginning on page 10 of the Prospectus:

Principal Style Characteristics: Large cap value stocks

The Fund invests primarily in equity securities, principally common and preferred stocks, of companies with market capitalizations that fall within the range of the Russell 1000® Value Index. As of December 31, 2011, the range of the Index was $36 million to $417.5 billion, but it is expected to change frequently.

The Subadviser employs a fundamental, bottom-up research driven approach to identify companies for investment by the Fund. The Subadviser focuses on those companies that it believes have higher quality businesses that are undervalued by the market relative to what the Subadviser believes to be their fair value. The Subadviser also looks for one or more catalysts that may help the company realize that fair value.

The Subadviser seeks to identify higher quality companies by focusing on the following attributes:

■	Attractive business fundamentals
■	Financially strong
■	Experienced, motivated company management
■	Exhibit high and/or consistently improving market position, return on invested capital and operating margins

The Subadviser assesses the attractiveness of the valuation of those higher quality companies by analyzing a variety of valuation metrics, such as cash flow return on enterprise value, price-to-earnings, sales and free cash flow ratios, and break-up values, among others. The Subadviser then looks for potential catalysts for the company's business that could help unlock what the Subadviser believes is the company's true value, including:

■	Productive use of strong free cash flow
■	Restructuring and/or productivity gains
■	Change in management or control
■	Innovative, competitively superior products
■	Accretive acquisitions or divestitures

The Subadviser may sell a holding if the value potential is realized, if warning signals emerge of fundamental deterioration, or if the valuation is no longer compelling relative to other investment opportunities.

Under normal market conditions, the Fund expects to invest in approximately 35 to 45 companies, with at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of large cap equity securities. The Fund's 80% investment policy can be changed by the Fund upon 60 days' advance notice to shareholders. The Fund may invest up to 20% of its total assets in the securities of foreign issuers, including issuers located or doing business in emerging markets.

Investors Should Retain This Supplement For Future Reference

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HARBOR FUNDS
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Document Creation Date	dei_DocumentCreationDate	May 23, 2012